COMMITMENTS AND CONTINGENCIES - Additional Information (Details) - CAD ($) $ in Millions	9 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and storage	$ 45,893
Total commitments	48,603
Outstanding letters of credit	$ 368	$ 341
Minimum
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation commitments subject to regulatory approval or approved but not yet in service term	56 years
Commitments approved and not yet in service
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and storage	$ 19,800
HMLP
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Total commitments	$ 1,700